Shareholder Report, Holdings (Details)	Jun. 30, 2025
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Bloom Energy Corp., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Visa, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.70%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Semiconductor Materials & Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Internet Services & Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Electronic Equipment & Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Variable Portfolio – Seligman Global Technology Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%